SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Short-term and restricted bank deposits	$ 2,200	$ 2,500
Restricted as collateral	77	78
Research and development reimbursements offset	9,884	10,511	9,994
Provision for warranty	470	307
Percentage of earnings distributed used for calculation under the two-class method	100.00%
Number of ordinary shares redeemed		43,456,175
Reduction to net income applicable to Class A Ordinary shares		$ 230,000